Income Tax	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax

Note 11. Income Taxes

The total amount of unrecognized tax benefits as of December 31, 2012 and September 30, 2013 was $1 million, and if recognized, would affect the effective tax rate. The Company recognizes interest related to unrecognized tax benefits in interest expense and recognizes penalties as part of the income tax provision. As of September 30, 2013, the Company’s accrual for interest and penalties was less than $1 million. The Company is subject to taxation in the U.S. and various state and foreign jurisdictions. For jurisdictions in which the Company transacts significant business, tax years ended December 31, 2004 and later remain subject to examination by tax authorities. We do not anticipate any material change in the total amount of unrecognized tax benefits to occur within the next twelve months.

Note 11. Income Tax

The components of the income tax provision (benefit) from continuing operations are as follows:

(Dollars in millions)	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2012
Current:
U.S. federal	$—	$—	$—
U.S. state and local	1	1	—
Non-United States	19	18	20

Total current	20	19	20
Deferred:
U.S. federal & state	6	14	28
Non-United States	4	5	—

Total deferred	10	19	28

Income tax provision	$30	$38	$48

The income tax provision was calculated based upon the following components of income (loss) from continuing operations before income tax provision, equity in income, net of tax and noncontrolling interest:

(Dollars in millions)	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2012
United States	$(31)	$(17)	$(20)
Non-United States	89	96	89

Income from continuing operations before income tax provision, equity in income, net of tax and noncontrolling interest	$58	$79	$69

Deferred tax assets (liabilities) consisted of the following:

(Dollars in millions)	At December 31, 2011	At December 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$134	$139
Inventory reserves	43	10
Expense accruals	22	14
Depreciation and amortization	14	—
Other	4	3

Subtotal	217	166
Valuation allowance	(27)	(22)

Deferred tax assets	190	144
Deferred tax liabilities:
Depreciation and amortization	—	2
Foreign earnings	23	25

Deferred tax liabilities	23	27

Net deferred tax assets	$167	$117

Balance sheet presentation:
Current deferred taxes	$60	$13
Deferred income taxes	109	106
Other accrued expenses	—	—
Deferred employee benefits and other noncurrent liabilities	(2)	(2)

Net deferred tax assets	$167	$117

Valuation allowances are provided for deferred tax assets whenever the realization of the assets is not deemed to meet a more likely than not standard. Accordingly, valuation allowances have been provided for net operating losses in certain non-U.S. countries and U.S. states. U.S. income and foreign withholding taxes have not been recognized on the excess of the amount for financial reporting over the tax basis of investments in foreign subsidiaries that are essentially permanent in duration. This amount becomes taxable upon a repatriation of assets from the subsidiary or a sale or liquidation of the subsidiary. The amount of such temporary differences totaled $70 million at December 31, 2012. Determination of the amount of any unrecognized deferred income tax liability on this temporary difference is not practicable.

The effective income tax rate differs from the U.S. federal income tax rate for the following reasons:

	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2012
U.S. federal income tax rate	35.0%	35.0%	35.0%
Increases (reductions) resulting from:
State and local income taxes, net of federal income tax benefit	1.1	-2.1	1.0
Valuation allowance	2.0	3.4	2.0
Non-U.S. income	-12.6	-13.0	-16.9
U.S. permanent differences*	29.8	13.6	38.3
Unremitted earnings	-1.0	9.6	9.7
Miscellaneous items	-2.6	1.8	0.2

Effective income tax rate	51.7%	48.3%	69.3%

*	The U.S. permanent differences affecting the tax rate are a result of deemed distributions from foreign subsidiaries.

At the end of 2012, federal domestic net operating loss carryforwards were $351 million. Of these, $12 million expire in 2024, $13 million expire in 2025, $37 million expire in 2026, $35 million expire in 2027, $76 million expire in 2028, $62 million expire in 2029, $57 million expire in 2030, $24 million expire in 2031 and $35 million expire in 2032. At the end of 2012, state domestic net operating loss carryforwards were estimated to be $181 million, the majority of which expire between 2022 and 2032. At the end of 2012, foreign net operating loss carryforwards were $18 million and expire as follows: $2 million in 2013, $2 million in 2014, $3 million in 2015, $6 million in 2016, $4 million in 2017 and $1 million in 2018. Realization of the tax benefits associated with loss carryforwards is dependent on generating sufficient taxable income prior to their expiration.

The following table summarizes the activity related to our unrecognized tax benefits:

(Dollars in millions)
Balance at January 1, 2010	$2
Increases to tax positions	—
Decreases to tax positions	—

Balance at January 1, 2011	$2
Increases to tax positions	—
Decreases to tax positions	—

Balance at January 1, 2012	$2
Increases to tax positions	—
Decreases to tax positions	(1)

Balance at December 31, 2012	$1

Included in the balance of unrecognized tax benefits at December 31, 2012, are $1 million of tax benefits that, if recognized, would affect the effective tax rate. The Company recognizes interest related to unrecognized tax benefits in interest expense and penalties as part of the income tax provision. As of December 31, 2012 the Company’s accrual for interest and penalties was less than $1 million.

The Company is subject to taxation in the U.S. and various state and foreign jurisdictions. For jurisdictions in which the Company transacts significant business, tax years ending December 31, 2004 and later remain subject to examination by tax authorities. We do not anticipate any material change in the total amount of unrecognized tax benefits to occur within the next twelve months.